Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 107,830		$ 14,870		¥ 4,881
Restricted cash	1,027		142		1,027
Accounts receivable	655		90		1,617
Inventories	6,605		911		5,457
Advance to suppliers	17,413		2,401		6,993
Other current assets	37,744		5,205		33,917
Amount due from related parties	175		24		120
Total current assets	171,449		23,643		54,012
Non-current assets:
Property, plant and equipment, net	14,046		1,937		16,282
Intangible assets, net	236		33		286
Operating lease right-of-use assets, net	16,819		2,319		19,250
Long-term investments	111,791		15,417		111,811
Refundable deposit for investment	74,877		10,326		80,183
Other non-current assets	24		3		30
Total non-current assets	217,793		30,035		227,842
Total assets	389,242		53,678		281,854
Current liabilities:
Current portion of loan payables	6,500		896		6,500
Accounts payable	13,182		1,818		11,130
Accrued expenses and other liabilities	30,430		4,196		33,735
Income tax payables	3,932		542		2,580
Advances from customers	4,913		678		3,258
Operating lease liabilities – current	1,271		175		1,696
Amount due to related parties	11,263		1,553		251
Total current liabilities	71,491		9,858		59,150
Non-current liabilities:
Operating lease liabilities – non-current	4,361		601		4,789
Non-current portion of long-term borrowing	10,000	[1]	1,379	[1]	10,000
Non-current portion of loan payables
Total non-current liabilities	14,361		1,980		14,789
Total liabilities	85,852		11,838		73,939
Commitments and contingencies	2,900		400		2,900
Shareholders’ equity:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 50,000,000 and 52,500,000 issued and outstanding as of December 31, 2022 and June 30, 2023, respectively)
Additional paid-in capital	417,428		57,566		319,775
Accumulated deficit	(157,305)		(21,693)		(153,838)
Total U POWER LIMITED’s shareholders’ equity	260,123		35,873		165,937
Non-controlling interests	40,367		5,567		39,078
Total equity	300,490		41,440		205,015
Total liabilities and equity	¥ 389,242		$ 53,678		¥ 281,854

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2023 is discussed in Note 13 BANK BORROWINGS.